UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.5%
U.S. Treasury Bond 3.500%, 2/15/39	$5,420		$6,105
U.S. Treasury Note 0.250%, 11/30/13	2,430		2,432

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,861)			8,537

MUNICIPAL BONDS—0.0%
New Jersey—0.0%
New Jersey Turnpike Authority Taxable Series B Prerefunded 1/1/15 @ 100 (AMBAC Insured) 4.252%, 1/1/16	5		5

TOTAL MUNICIPAL BONDS (Identified Cost $5)			5

FOREIGN GOVERNMENT SECURITIES—1.8%
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(5)	545		638
Commonwealth of Australia Series 118, 6.500%, 5/15/13	570	AUD	600
Commonwealth of Canada 1.750%, 3/1/13	600	CAD	604
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	725	NZD	606
Federative Republic of Brazil 8.500%, 1/5/24	1,050	BRL	624
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	600		604
Kingdom of Norway Series 470, 6.500%, 5/15/13	4,830	NOK	884
Kingdom of Spain 5.850%, 1/31/22	285	EUR	392
Mongolia 144A 5.125%, 12/5/22(4)	410		404
Republic of Colombia 4.375%, 3/21/23	1,085,000	COP	612
Republic of Croatia 144A 6.375%, 3/24/21(4)	625		711
Republic of Peru 144A 7.840%, 8/12/20(4)	1,265	PEN	624
Republic of Serbia 144A 5.250%, 11/21/17(4)	200		208
Republic of Slovenia 144A 5.500%, 10/26/22(4)	600		630
Republic of Ukraine 144A 7.950%, 6/4/14(4)	315		320
United Mexican States
Series M, 6.000%, 6/18/15	15,440	MXN	1,227
4.750%, 3/8/44	905		1,023

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $10,338)			10,711

MORTGAGE-BACKED SECURITIES—12.2%
Agency—5.1%
FHLMC
6.500%, 4/1/31	3,459		3,924

	PAR VALUE	VALUE
Agency—(continued)
7.000%, 1/1/33	$460	$540
5.000%, 7/1/35	701	774
5.000%, 12/1/35	1,425	1,605
FNMA
6.000%, 5/1/17	51	54
4.000%, 7/1/19	28	30
6.000%, 12/1/32	140	154
6.000%, 11/1/34	1,421	1,567
5.500%, 4/1/36	31	34
5.500%, 9/1/36	629	686
6.500%, 5/1/37	1,232	1,375
6.000%, 6/1/37	1,005	1,110
6.000%, 9/1/37	22	25
6.000%, 1/1/38	35	39
5.000%, 2/1/38	517	586
6.000%, 2/1/38	37	41
5.000%, 3/1/38	459	508
5.000%, 3/1/38	529	580
6.000%, 3/1/38	167	186
5.000%, 4/1/38	1,089	1,233
5.500%, 4/1/38	322	355
5.500%, 6/1/38	721	809
6.000%, 7/1/38	438	479
6.000%, 8/1/38	101	112
6.000%, 8/1/38	197	215
5.000%, 6/1/39	2,233	2,479
6.000%, 8/1/39	2,363	2,599
5.000%, 9/1/39	605	665
5.500%, 9/1/39	3,950	4,311
4.500%, 9/1/40	1,018	1,149
3.500%, 8/1/42	1,397	1,500
FNMA 99-M2, B 6.634%, 3/25/29(3)	379	438

		30,162

Non-Agency—7.1%
American General Mortgage Loan Trust 10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	656	676
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	600	633
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(3)	1,000	1,063
Bank of America Funding Corp. 04-B, 2A1 5.445%, 11/20/34(3)	580	585

1

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bayview Commercial Asset Trust
06-RR1, PE 5.000%, 11/25/36	$1,200	$1,241
08-1, A2A 144A 1.208%, 1/25/38(3)(4)	705	696
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	500	558
05-PWR9, A4B 4.943%, 9/11/42	1,670	1,805
07-T28, A3 5.793%, 9/11/42	1,346	1,392
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.367%, 1/15/46(3)	2,080	2,209
Commercial Mortgage Pass-Through Certificates 07-C9, A4 5.800%, 12/10/49(3)	830	986
Countrywide Home Loan Mortgage Pass-Through-Trust
02-R2, 1M 144A 5.750%, 7/25/33(4)	570	478
04-6, 1A2 2.990%, 5/25/34(3)	1,121	1,106
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.409%, 2/15/39(3)	426	436
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.983%, 8/10/45(3)	2,050	2,363
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	1,175	1,353
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	908	972
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	115	127
06-LDP7, AM 6.064%, 4/15/45(3)	1,000	1,118
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.703%, 9/25/34(3)	1,061	1,083
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	1,970	2,348
Morgan Stanley Capital I
07-T27, A4 5.651%, 6/11/42(3)	1,270	1,504
05-IQ10, A4B 5.284%, 9/15/42(3)	1,450	1,603
08-T29, A4 6.275%, 1/11/43(3)	1,805	2,212
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(3)	1,400	1,625
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	600	600
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	450	452
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(3)(4)	1,153	1,160

	PAR VALUE	VALUE
Non-Agency—(continued)
Structured Adjustable Rate Mortgage Loan Trust 04-18, 1A2 2.809%, 12/25/34(3)	$712	$609
Structured Asset Securities Corp. 03-14, 3A1 5.509%, 5/25/33(3)	1,005	1,029
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	1,550	1,776
07-C34, AM 5.818%, 5/15/46(3)	2,015	2,275
07-C33, A4 5.921%, 2/15/49(3)	2,050	2,405
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	1,094	1,158

		41,636

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $69,263)		71,798

ASSET-BACKED SECURITIES—2.0%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	1,035	1,074
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A, 144A 3.410%, 11/20/17(4)	1,195	1,282
12-3A, A, 144A 2.100%, 3/20/19(4)	840	857
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(4)	1,188	1,193
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	607	576
Drug Royalty Corp., Inc 12-1, A2 144A 4.474%, 1/15/25(4)	350	351
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	359	367
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	708	712
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	1,200	1,258
12-3, C 3.010%, 4/16/18	1,180	1,217
Sierra Receivables Funding Co. LLC 12-3A, A, 144A 1.870%, 8/20/29(4)	1,106	1,104
Silverleaf Finance LLC 12-D, A, 144A 3.000%, 3/17/25(4)	556	556
Tidewater Auto Receivables Trust 12-AA, B, 144A 2.430%, 4/15/19(4)	475	474
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	699	704

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,675)		11,725

2

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—19.4%
Consumer Discretionary—1.2%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	$480	$494
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	450	485
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(4)	165	170
144A 6.500%, 11/15/22(4)	450	469
DISH DBS Corp. 4.625%, 7/15/17	650	681
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	395	419
MGM Resorts International 144A 6.750%, 10/1/20(4)	500	512
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	500	511
NBC Universal Media LLC
4.375%, 4/1/21	560	629
2.875%, 1/15/23	320	321
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	525	526
Time Warner Cable, Inc.
5.000%, 2/1/20	665	774
4.000%, 9/1/21	470	515
5.500%, 9/1/41	120	133
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	365	387

		7,026

Consumer Staples—0.9%
American Rock Salt Co. LLC (American Rock Capital Corp.) 144A 8.250%, 5/1/18(4)	1,245	1,133
Anheuser-Busch Inbev Worldwide, Inc. 0.800%, 7/15/15	720	722
Cencosud SA 144A 4.875%, 1/20/23(4)	315	322
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	353	466
Flowers Foods, Inc. 4.375%, 4/1/22	600	614
Heineken NV 144A 3.400%, 4/1/22(4)	980	1,021
Kraft Foods Group, Inc. 144A 3.500%, 6/6/22(4)	490	522
Reynolds American, Inc. 3.250%, 11/1/22	610	612

		5,412

Energy—2.8%
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	390	407
Bristow Group, Inc. 6.250%, 10/15/22	85	91
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	365	392

	PAR VALUE	VALUE
Energy—(continued)
Continental Resources, Inc. 5.000%, 9/15/22	$760	$823
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	55	59
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	1,155	1,583
Energy Transfer Partners LP
5.200%, 2/1/22	1,295	1,476
6.500%, 2/1/42	635	775
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(4)	625	645
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	250	263
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	465	481
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	245	261
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	360	390
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	865	783
Petrobras International Finance Co. 5.375%, 1/27/21	875	984
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	680	673
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(6)	398	404
Phillips 66
144A 4.300%, 4/1/22(4)	1,065	1,189
144A 5.875%, 5/1/42(4)	575	690
Plains Exploration & Production Co. 6.875%, 2/15/23	480	551
Rowan Cos., Inc. 4.875%, 6/1/22	555	602
SandRidge Energy, Inc. 7.500%, 3/15/21	855	919
Transocean, Inc. 3.800%, 10/15/22	640	655
Weatherford International Ltd. 4.500%, 4/15/22	540	573
Williams Cos., Inc. (The) 3.700%, 1/15/23	450	453

Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	360	378

		16,500

Financials—8.1%
Aircastle Ltd. 7.625%, 4/15/20	435	488
Akbank TAS 144A 3.875%, 10/24/17(4)	780	802
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(7)	545	610
Ally Financial, Inc. 5.500%, 2/15/17	1,485	1,595
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	525	612
AvalonBay Communities, Inc. 2.950%, 9/15/22	755	751

3

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(4)	$480	$490
Banco Santander Chile 144A 3.875%, 9/20/22(4)	900	922
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	650	728
Bancolombia SA 5.125%, 9/11/22	580	603
Bank of America Corp.
5.750%, 8/15/16	1,155	1,263
5.625%, 7/1/20	715	847
Barclays Bank plc 144A 6.050%, 12/4/17(4)	555	614
Boston Properties LP 3.850%, 2/1/23	645	677
Capital One Financial Corp.
7.375%, 5/23/14	340	370
6.150%, 9/1/16	585	669
Citigroup, Inc.
5.000%, 9/15/14	815	857
4.875%, 5/7/15	770	819
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	395	379
Developers Diversified Realty Corp. 7.875%, 9/1/20	750	962
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	640	645
Digital Realty Trust LP 5.250%, 3/15/21	1,100	1,216
E*TRADE Financial Corp. 6.375%, 11/15/19	385	397
Ford Motor Credit Co. LLC 5.000%, 5/15/18	890	984
General Electric Capital Corp.
1.600%, 11/20/17	540	540
4.650%, 10/17/21	45	51
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	490	516
GFI Group, Inc. 8.625%, 7/19/18	1,330	1,174
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	595	706
5.750%, 1/24/22	875	1,033
HCP, Inc. 2.625%, 2/1/20	700	697
HDTFS, Inc. 144A 5.875%, 10/15/20(4)	235	247

Highwoods Realty LP 3.625%, 1/15/23	595	582
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(9)(10)	680	721
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(4)	395	409
International Lease Finance Corp. 4.875%, 4/1/15	930	963
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	660	676

	PAR VALUE	VALUE
Financials—(continued)
JPMorgan Chase & Co.
5.125%, 9/15/14	$750	$798
3.450%, 3/1/16	610	648
4.400%, 7/22/20	620	699
3.250%, 9/23/22	1,655	1,702
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	604
Kazkommerts Bank International BV RegS 8.000%, 11/3/15(5)	255	246
KeyCorp 5.100%, 3/24/21	715	832
Lincoln National Corp. 4.200%, 3/15/22	915	981
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	34	38
Morgan Stanley
5.550%, 4/27/17	570	632
5.500%, 7/28/21	580	658
6.375%, 7/24/42	610	713
Nordea Bank AB 144A 4.250%, 9/21/22(4)	600	617
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(7)	635	637
PKO Finance AB 144A 4.630%, 9/26/22(4)(7)	575	605
Post Apartment Homes LP 3.375%, 12/1/22	445	442
Prudential Financial, Inc.
4.500%, 11/16/21	1,070	1,202
5.875%, 9/15/42(3)	330	346
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	480	502
Regions Financial Corp.
4.875%, 4/26/13	755	763
5.750%, 6/15/15	270	292
Rent-A-Center, Inc. 6.625%, 11/15/20	635	695
Rosneft Oil Co. (Rosneft International Finance Ltd.) 4.199%, 3/6/22(144A)(4)(7)	200	203
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	500	536
Santander Holdings USA, Inc. 3.000%, 9/24/15	660	672
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(4)(7)	715	728

Spencer Spirit Holdings, Inc. (Spencer Gifts LLC, Spirit Halloween Superstores) 144A 11.000%, 5/1/17(4)	270	290
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	720	733
UBS AG 7.625%, 8/17/22	500	552
United Rentals North America, Inc. 144A 7.375%, 5/15/20(4)	565	623
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(4)	360	391

4

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Ventas Realty LP (Ventas Capital Corp.)
4.250%, 3/1/22	$310	$328
3.250%, 8/15/22	280	274
Wells Fargo & Co.
3.676%, 6/15/16	640	692
4.600%, 4/1/21	475	546

		47,835

Health Care—0.9%
Boston Scientific Corp. 6.000%, 1/15/20	525	613
Express Scripts Holding Co. 144A 2.650%, 2/15/17(4)	1,030	1,070
Gilead Sciences, Inc. 4.400%, 12/1/21	565	643
HCA, Inc. 6.500%, 2/15/20	720	812
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	240	243
Mylan, Inc. 144A 3.125%, 1/15/23(4)	730	723
Tenet Healthcare Corp. 6.250%, 11/1/18	270	298
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	450	485
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	640	652

		5,539

Industrials—2.1%
Aircastle Ltd. 144A 6.250%, 12/1/19(4)	500	524
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	561	602
Belden, Inc. 144A 5.500%, 9/1/22(4)	190	196
CHC Helicopter SA 9.250%, 10/15/20	360	381
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	643	700
99-1, A 6.545%, 2/2/19	1,058	1,153
00-1, A-1 8.048%, 11/1/20	1,043	1,181
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	760	813
Hexion U.S. Finance Corp. 6.625%, 4/15/20	105	107

Iron Mountain, Inc. 5.750%, 8/15/24	885	900
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	869	922
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	365	399
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	480	484
Spirit Aerosystems, Inc. 6.750%, 12/15/20	455	489
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	685	699

	PAR VALUE		VALUE
Industrials—(continued)
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	$1,196		$1,315
11-1 A 7.125%, 10/22/23	1,038		1,168

			12,033

Information Technology—0.6%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	625		638
EarthLink, Inc. 8.875%, 5/15/19	360		379
First Data Corp. 144A 6.750%, 11/1/20(4)	600		609
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(3)(4)	105		104
NCR Corp. 144A 4.625%, 2/15/21(4)	485		487
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	105		108
WPP Finance 2010 3.625%, 9/7/22	315		313
Xerox Corp. 4.500%, 5/15/21	730		772

			3,410

Materials—1.0%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	845		881
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(4)	360		393
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	445		500
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210		215
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(7)	325		335
Ineos Finance plc 144A 8.375%, 2/15/19(4)	365		395
Methanex Corp. 3.250%, 12/15/19	485		487

NewMarket Corp. 144A 4.100%, 12/15/22(4)	649		661
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	680		714
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	475		492
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	140		152
Vale Overseas Ltd. 4.375%, 1/11/22	580		618

			5,843

Telecommunication Services—1.2%
America Movil SAB de CV Series 12 6.450%, 12/5/22	3,000	MXN	238
AT&T, Inc. 3.875%, 8/15/21	1,185		1,319
CenturyLink, Inc. Series S, 6.450%, 6/15/21	850		940
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,200		1,353
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		221
Frontier Communications Corp. 7.125%, 1/15/23	480		511

5

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	$355	$372
Sprint Nextel Corp. 6.000%, 11/15/22	640	661
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	760	789
Windstream Corp. 7.750%, 10/15/20	720	781

		7,185

Utilities—0.6%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	600	606
Calpine Corp. 144A 7.500%, 2/15/21(4)	396	440
CMS Energy Corp.
2.750%, 5/15/14	290	295
6.250%, 2/1/20	800	938
NRG Energy, Inc. 7.625%, 5/15/19	440	473
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 5.250%, 5/1/23(4)	475	494

		3,246

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $108,966)		114,029

CONVERTIBLE BONDS—0.2%
General Electric Capital Corp. Series A 7.125%(3)(9)	1,100	1,243

TOTAL CONVERTIBLE BONDS (Identified Cost $1,100)		1,243

LOAN AGREEMENTS(3)—2.8%
Consumer Discretionary—0.5%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.456%, 1/28/18	530	475

Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	340	347
EB Sports Corp. 11.500%, 12/31/15	370	370
Leslie’s Poolmart, Inc. Tranche B 4.170%, 10/16/19	359	362
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/31/19	62	63
Party City Holdings, Inc. 5.750%, 7/27/19	125	126
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	476	466
Riverbed Technology, Inc. 0.000%, 12/31/19(11)	151	153

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sequa Automotive Group 5.250%, 11/15/18	$365	$363
Tribune Co. 0.000%, 7/30/19(11)	160	160

		2,885

Consumer Staples—0.2%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	470	480
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	232	234
Supervalu, Inc. 8.000%, 8/30/18	354	360

		1,074

Energy—0.1%
Chesapeake Energy Corp. 5.750%, 12/2/17	480	481
Frac Tech International LLC 8.500%, 5/6/16	485	405

		886

Financials—0.2%
iStar Financial, Inc. 5.750%, 10/15/17	465	470
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	485	496
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	310	312

		1,278

Health Care—0.4%
Ardent Medical Services, Inc.
7.250%, 11/2/18	173	177
7.250%, 11/21/18	156	158
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	154	154
Houghton International, Inc.
First Lien 10.500%, 7/30/19	490	495
Second Lien, 10.500%, 12/17/20	240	238
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	112	112
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.) Tranche B, 5.000%, 9/30/19	539	539

Pharmaceutical Research Associates, Inc. 6.250%, 12/10/17	360	361
United Surgical Partners International, Inc. Tranche B, 6.000%, 4/3/19	124	125

		2,359

6

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—0.4%
Alliance Laundry Systems LLC
First Lien 5.500%, 12/10/18	$495	$500
Second Lien, 9.500%, 12/10/19	66	67
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	69	68
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	177	178
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1 First Lien, 6.250%, 10/23/18	286	283
Brand Energy & Infrastructure Services, Inc. Tranche B-1 6.250%, 10/23/19	240	237
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	359	360
Second Lien, 9.000%, 11/19/20	114	115
McJunkin Red Man Corp. 6.250%, 11/8/19	349	352
Silver II Borrower S.C.A. (Silver US Holdings, LLC) 5.000%, 12/13/19	462	467

		2,627

Information Technology—0.6%
Blue Coat Systems, Inc. 5.750%, 2/15/18	599	603
CCC Information Services Group, Inc. 0.000%, 12/31/19	204	205
Go Daddy Operating Co. LLC Tranche B-1, 5.500%, 12/17/18	499	501
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	369	362
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	352	354
Tranche B-3 6.500%, 8/7/17	96	97
RP Crown Parent LLC 0.000%, 12/14/17(11)	114	113

SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(11)	262	264
Spansion LLC 5.250%, 12/13/18	154	156
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D 4.500%, 12/31/19	53	54
Veyance Technologies, Inc. Second Lien, 5.960%, 7/31/15	500	485
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	242	243

		3,437

	PAR VALUE	VALUE
Materials—0.4%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	$474	$471
Fortescue Metals Group Ltd. 0.000%, 10/18/17(11)	638	645
Kronos, Inc.
First Lien, 5.500%, 10/30/19	86	87
Second Lien, 9.750%, 4/30/20	245	246
QS0001 Corp. (Tomkins Air) First Lien, 5.000%, 11/9/18	140	141
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	600	586

		2,176

TOTAL LOAN AGREEMENTS (Identified Cost $16,658)		16,722

	SHARES	VALUE
PREFERRED STOCK—0.2%
Financials—0.2%
Citigroup Capital XIII 7.875%,(3)(10)	19,600	547
JPMorgan Chase & Co. Series 1 7.90%(3)	481,000	545

TOTAL PREFERRED STOCK (Identified Cost $971)		1,092

COMMON STOCKS—58.4%
Consumer Discretionary—9.8%
Amazon.com, Inc.(2)	14,200	3,566
Anheuser-Busch InBev Sponsored ADR	29,900	2,614
AutoZone, Inc.(2)	13,500	4,785
BMW Unsponsered ADR	92,100	3,002
Coach, Inc.	84,000	4,663
Comcast Corp. Class A(8)	160,000	5,981
DR Horton, Inc.	245,000	4,846
Ford Motor Co.	372,000	4,817
Goodyear Tire & Rubber Co. (The)(2)	354,000	4,889
Itouchu Corp. Unsponsored ADR	100,100	2,121
Lululemon Athletica, Inc.(2)	48,000	3,659
Swatch Group AG / The	84,550	2,148
Tata Motors Ltd. Sponsored ADR	76,050	2,184
Tesco plc Sponsored ADR	134,300	2,227

Yum! Brands, Inc.	91,000	6,042

		57,544

7

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—2.1%
Altria Group, Inc.	152,000	$4,776
Compass Group PLC - ADR	242,450	2,904
PepsiCo, Inc.	69,000	4,722

		12,402

Energy—7.3%
Chevron Corp.	44,000	4,758
China Petroleum & Chemical Corp. ADR	23,950	2,753
ConocoPhillips	41,000	2,378
Continental Resources, Inc.(2)	65,000	4,777
Schlumberger Ltd.	69,000	4,781
Seadrill Ltd.	67,250	2,475
Tullow Oil plc ADR	245,700	2,560
Valero Energy Corp.	144,000	4,913
Whiting Petroleum Corp.(2)	114,000	4,944
Williams Cos., Inc. (The)	149,000	4,878
WPX Energy, Inc.(2)	239,000	3,556

		42,773

Financials—10.8%
Aflac, Inc.	90,000	4,781
Aviva plc Sponsored ADR	236,150	2,931
Barclays plc Sponsored ADR	188,450	3,264
BB&T Corp.	206,000	5,997
BlackRock, Inc.	23,000	4,754
BNP Paribas ADR	112,800	3,295
Cheung Kong Holdings Unsponsored ADR	170,450	2,645
Credicorp Ltd. ADR	18,050	2,645
DBS Group Holdings, Sponsored ADR	57,450	2,819
Goldman Sachs Group, Inc. (The)	38,000	4,847
Industrial & Commercial Bank of China Ltd. ADR	138,800	2,010
Intesa Sanpaolo Sponsored ADR	262,750	2,796
JPMorgan Chase & Co.	163,000	7,167
Lincoln National Corp.	188,000	4,869
Prudential plc ADR	87,650	2,502
U.S. Bancorp	186,000	5,941

		63,263

Health Care—6.2%
Abbott Laboratories	91,000	5,960
Astellas Pharma, Inc.	33,750	1,513
Biogen Idec, Inc.(2)	40,000	5,867
Express Scripts Holding Co.(2)	89,000	4,806
Gilead Sciences, Inc.(2)	82,000	6,023
Johnson & Johnson	68,000	4,767

	SHARES	VALUE
Health Care—(continued)
Sanofi ADR	53,800	$2,549
UnitedHealth Group, Inc.	87,000	4,719

		36,204

Industrials—7.6%
Alaska Air Group, Inc.(2)	55,000	2,370
Alstom SA ADR	558,150	2,227
Caterpillar, Inc.	54,000	4,837
Cummins, Inc.	56,000	6,068
Deere & Co.	56,000	4,840
Fanuc Corp. ADR	108,950	3,385
Hutchison Whampoa Ltd. ADR	120,850	2,560
Komatsu Ltd. ADR	58,050	1,492
Nitto Denko Corp. ADR	78,700	1,954
Randgold Resources Ltd. ADR	26,100	2,590
Robinson (C.H.) Worldwide, Inc.	38,000	2,402
Shin-Etsu Chemical Co. Ltd. ADR	172,900	2,625
Union Pacific Corp.	38,000	4,777
United Continental Holdings, Inc.(2)	102,000	2,385

		44,512

Information Technology—9.3%
Apple, Inc.	23,000	12,260
Citrix Systems, Inc.(2)	72,000	4,734
EMC Corp.(2)	190,000	4,807
Google, Inc. Class A(2)	6,700	4,753
International Business Machines Corp.	12,000	2,299
MasterCard, Inc. Class A	12,300	6,043
QUALCOMM, Inc.	116,000	7,194
SAP AG ADR	37,750	3,034
VeriSign, Inc.(2)	124,000	4,814
Visa, Inc. Class A(8)	32,000	4,850

		54,788

Materials—3.8%
CF Industries Holdings, Inc.	18,000	3,657
Du Pont (E.I.) de Nemours & Co.	105,000	4,722
Freeport-McMoRan Copper & Gold, Inc.	142,000	4,856
Monsanto Co.	38,000	3,597
Rio Tinto plc ADR	50,350	2,925
Syngenta AG ADR	33,850	2,735

		22,492

Telecommunication Services—1.2%
KDDI Corp., ADR	135,600	2,389

8

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—(continued)
Verizon Communications, Inc.	109,000	$4,717

		7,106

Utilities—0.3%
Huaneng Power International, Inc. ADR	56,650	2,105

TOTAL COMMON STOCKS (Identified Cost $282,438)		343,189

TOTAL LONG TERM INVESTMENTS—98.5% (Identified cost $508,275)		579,051

SHORT-TERM INVESTMENTS—1.6%
Money Market Mutual Funds—1.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	9,306,009	9,306

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,306)		9,306

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.1% (Identified Cost $517,581)		588,357 (1)

	CONTRACTS
WRITTEN OPTIONS—0.0%
Call Options—0.0%
Comcast Corp., expiring 01/19/13 strike price $38.00	1,630	(67)
Visa, Inc., expiring 03/31/13 strike price $155.00	276	(120)

TOTAL WRITTEN OPTIONS—% (Premiums Received $242)		(187)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.1% (Identified Cost $517,316)		588,170 (1)
Other assets and liabilities, net—(0.1)%		(692)

NET ASSETS—100.0%		$587,478

Abbreviations:

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $57,419 or 9.8% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	All or a portion segregated as collateral for written options.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)	This loan will settle after December 31, 2012, at which time the interest rate will be determined.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

9

Virtus Balanced Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	78%
United Kingdom	2
Brazil	1
China	1
Mexico	1
Switzerland	1
Other	16

Total	100%

†	% of total investments as of December 31, 2012

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$11,725	$—	$11,725
Convertible Bonds	1,243	—	1,243
Corporate Bonds And Notes	114,029	—	114,029
Foreign Government Securities	10,711	—	10,711
Loan Agreements	16,722	—	16,722
Mortgage-Backed Securities	71,798	—	71,798
Municipal Bonds	5	—	5
U.S. Government Securities	8,537	—	8,537
Equity Securities:
Preferred Stock	1,092	—	1,092
Common Stocks	343,189	343,189	—
Short-Term Investments	9,306	9,306	—
Written Options	(187)	(187)	—

Total Investments	$588,170	$352,308	$235,862

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.9%
Consumer Discretionary—16.9%
Amazon.com, Inc.(2)	7,000	$1,758
AutoZone, Inc.(2)	6,800	2,410
Coach, Inc.	43,000	2,387
Comcast Corp. Class A(3)	84,000	3,140
DR Horton, Inc.	120,000	2,374
Ford Motor Co.	187,000	2,422
Goodyear Tire & Rubber Co. (The)(2)	187,000	2,582
Lululemon Athletica, Inc.(2)	25,000	1,906
Yum! Brands, Inc.	43,000	2,855

		21,834

Consumer Staples—3.7%
Altria Group, Inc.	75,000	2,357
PepsiCo, Inc.	35,000	2,395

		4,752

Energy—13.5%
Chevron Corp.	22,000	2,379
ConocoPhillips	21,000	1,218
Continental Resources, Inc.(2)	32,000	2,352
CVR Energy, Inc.(4)(5)	14,500	0
Schlumberger Ltd.	35,000	2,425
Valero Energy Corp.	71,000	2,422
Whiting Petroleum Corp.(2)	57,000	2,472
Williams Cos., Inc. (The)	74,000	2,423
WPX Energy, Inc.(2)	117,900	1,754

		17,445

Financials—15.1%
Aflac, Inc.	45,000	2,390
BB&T Corp.	103,000	2,998
BlackRock, Inc.	12,200	2,522
Goldman Sachs Group, Inc. (The)	19,000	2,424
JPMorgan Chase & Co.	83,000	3,650
Lincoln National Corp.	96,000	2,486
U.S. Bancorp	94,000	3,002

		19,472

Health Care—12.6%
Abbott Laboratories	47,000	3,079
Biogen Idec, Inc.(2)	20,000	2,933
Express Scripts Holding Co.(2)	45,300	2,446
Gilead Sciences, Inc.(2)	41,000	3,012

	SHARES	VALUE
Health Care—(continued)
Johnson & Johnson	34,000	$2,383
UnitedHealth Group, Inc.	44,000	2,387

		16,240

Industrials—10.8%
Alaska Air Group, Inc.(2)	27,000	1,163
Caterpillar, Inc.	27,000	2,419
Cummins, Inc.	29,000	3,142
Deere & Co.	28,000	2,420
Robinson (C.H.) Worldwide, Inc.	19,000	1,201
Union Pacific Corp.	19,000	2,389
United Continental Holdings, Inc.(2)	53,000	1,239

		13,973

Information Technology—19.8%
Apple, Inc.	10,800	5,757
Citrix Systems, Inc.(2)	37,000	2,433
EMC Corp.(2)	94,000	2,378
Google, Inc. Class A(2)	3,400	2,412
International Business Machines Corp.	6,000	1,149
MasterCard, Inc. Class A	6,100	2,997
QUALCOMM, Inc.	58,000	3,597
VeriSign, Inc.(2)	61,000	2,368
Visa, Inc. Class A(3)	16,000	2,425

		25,516

Materials—6.7%
CF Industries Holdings, Inc.	8,800	1,788
Du Pont (E.I.) de Nemours & Co.	56,000	2,518
Freeport-McMoRan Copper & Gold, Inc.	75,000	2,565
Monsanto Co.	19,000	1,798

		8,669

Telecommunication Services—1.8%
Verizon Communications, Inc.	55,000	2,380

TOTAL COMMON STOCKS (Identified Cost $104,523)		130,281

TOTAL LONG TERM INVESTMENTS—100.9% (Identified cost $104,523)		130,281

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—100.9% (Identified Cost $104,523)		130,281	(1)

1

Virtus Growth & Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
Comcast Corp., expiring 01/19/13 strike price $38.00	770	$(32)
Visa, Inc., expiring 03/31/13 strike price $155.00	142	(62)

TOTAL WRITTEN OPTIONS —(0.1)% (Premiums Received $118)		(94)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—100.8% (Identified Cost $104,405)		130,187 (1)
Other assets and liabilities, net—(0.8)%		(971)

NET ASSETS—100.0%		$129,216

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)	Illiquid security.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$130,281	$130,281	$0	*
Written Options	(94)	(94)	—

Total Investments	$130,187	$130,187	$0	*

There are no Level 2 (significant observable inputs) priced securities.

*	Includes internally fair valued security currently priced at zero $0.

Virtus Mid-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.7%
Consumer Discretionary—12.5%
Advance Auto Parts, Inc.	894	$65
John Wiley & Sons, Inc. Class A	2,307	90
Omnicom Group, Inc.	1,643	82
Ross Stores, Inc.	1,488	80

		317

Consumer Staples—6.6%
Brown-Forman Corp. Class B	774	49
Church & Dwight Co., Inc.	1,270	68
Monster Beverage Corp.(2)	945	50

		167

Energy—6.5%
Core Laboratories N.V.	419	46
Dresser-Rand Group, Inc.(2)	1,640	92
EQT Corp.	460	27

		165

Financials—12.7%
Digital Realty Trust, Inc.	745	51
First Cash Financial Services, Inc.(2)	1,165	58
RLI Corp.	1,380	89
T. Rowe Price Group, Inc.	1,907	124

		322

Health Care—13.1%
Bard (C.R.), Inc.	432	42
DENTSPLY International, Inc.	1,843	73
Sirona Dental Systems, Inc.(2)	1,932	125
Waters Corp.(2)	1,048	91

		331

Industrials—21.4%
Copart, Inc.(2)	2,647	78
Equifax, Inc.	1,807	98
Expeditors International of Washington, Inc.	1,587	63
Graco, Inc.	885	46
MSC Industrial Direct Co., Inc. Class A	1,112	84
Nordson Corp.	1,369	86
Rockwell Collins, Inc.	1,485	86

		541

Information Technology—15.0%
Amphenol Corp. Class A	1,330	86

	SHARES	VALUE
Information Technology—(continued)
ANSYS, Inc.(2)	900	$61
Intuit, Inc.	1,657	99
MICROS Systems, Inc.(2)	1,351	57
Xilinx, Inc.	2,129	76

		379

Materials—5.9%
International Flavors & Fragrances, Inc.	775	52
Sigma-Aldrich Corp.	1,307	96

		148

Utilities—3.0%
Questar Corp.	3,850	76

TOTAL COMMON STOCKS (Identified Cost $1,993)		2,446

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $1,993)		2,446

SHORT-TERM INVESTMENTS—2.6%
Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	64,950	65

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $65)		65

TOTAL INVESTMENTS—99.3% (Identified Cost $2,058)		2,511	(1)
Other assets and liabilities, net—0.7%		18

NET ASSETS—100.0%		$2,529

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,446	$2,446
Short-Term Investments	65	65

Total Investments	$2,511	$2,511

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Consumer Discretionary—17.6%
Bed Bath & Beyond, Inc.(2)	39,000	$2,181
Coach, Inc.	21,900	1,216
Monro Muffler Brake, Inc.	38,300	1,339
Morningstar, Inc.	37,500	2,356
PetSmart, Inc.	17,400	1,189
Pool Corp.	73,600	3,115
Ross Stores, Inc.	31,400	1,700
Ulta Salon Cosmetics & Fragrance, Inc.(2)	12,700	1,247

		14,343

Consumer Staples—6.2%
Brown-Forman Corp. Class B	28,350	1,793
Mead Johnson Nutrition Co.	22,000	1,450
Monster Beverage Corp.(2)	33,500	1,771

		5,014

Energy—7.7%
Cameron International Corp.(2)	31,600	1,784
Core Laboratories N.V.	13,300	1,454
Dresser-Rand Group, Inc.(2)	30,200	1,695
FMC Technologies, Inc.(2)	30,400	1,302

		6,235

Financials—6.6%
Financial Engines, Inc.(2)	98,300	2,728
T. Rowe Price Group, Inc.	40,300	2,625

		5,353

Health Care—14.4%
HMS Holdings Corp.(2)	48,000	1,244
Intuitive Surgical, Inc.(2)	4,800	2,354
Perrigo Co.	16,500	1,717
Sirona Dental Systems, Inc.(2)	36,500	2,353
Varian Medical Systems, Inc.(2)	38,800	2,725
Waters Corp.(2)	15,200	1,324

		11,717

Industrials—17.1%
Donaldson Co., Inc.	44,300	1,455
Expeditors International of Washington, Inc.	48,700	1,926
Fastenal Co.	38,000	1,774
MSC Industrial Direct Co., Inc. Class A	34,000	2,563
Robinson (C.H.) Worldwide, Inc.	30,300	1,915
Roper Industries, Inc.	24,900	2,776

	SHARES	VALUE
Industrials—(continued)
Stericycle, Inc.(2)	16,500	$1,539

		13,948

Information Technology—27.4%
Amphenol Corp. Class A	35,100	2,271
ANSYS, Inc.(2)	35,500	2,391
FactSet Research Systems, Inc.	26,100	2,298
Gartner, Inc.(2)	49,300	2,269
Hittite Microwave Corp.(2)	44,000	2,732
MercadoLibre, Inc.	24,200	1,901
MICROS Systems, Inc.(2)	30,300	1,286
National Instruments Corp.	86,400	2,230
SolarWinds, Inc.(2)	36,200	1,899
Teradata Corp.(2)	22,300	1,380
Xilinx, Inc.	46,100	1,655

		22,312

Materials—2.2%
Airgas, Inc.	20,100	1,835

TOTAL COMMON STOCKS (Identified Cost $76,682)		80,757

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $76,682)		80,757

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	829,134	829

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $829)		829

TOTAL INVESTMENTS—100.2% (Identified Cost $77,511)		81,586	(1)
Other assets and liabilities, net—(0.2)%		(190)

NET ASSETS—100.0%		$81,396

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$80,757	$80,757
Short-Term Investments	829	829

Total Investments	$81,586	$81,586

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%
Consumer Discretionary—8.5%
Big Lots, Inc.(2)	377,370	$10,740
J.C. Penney Co., Inc.	477,000	9,402
TJX Cos., Inc.	267,050	11,336

		31,478

Consumer Staples—11.4%
Beam, Inc.	249,850	15,263
Koninklijke Ahold NV Sponsored ADR	697,850	9,491
Safeway, Inc.	951,340	17,210

		41,964

Energy—18.3%
CONSOL Energy, Inc.	339,460	10,897
Devon Energy Corp.	223,390	11,625
Kinder Morgan, Inc.	264,132	9,332
Nabors Industries Ltd.(2)	788,060	11,387
Rowan Cos. plc Class A(2)	347,850	10,877
Williams Cos., Inc. (The)	403,670	13,216

		67,334

Industrials—23.0%
Avery Dennison Corp.	4,970	174
Con-way, Inc.	201,100	5,595
Fortune Brands Home & Security, Inc.(2)	349,140	10,202
Masco Corp.	501,500	8,355
Owens Corning, Inc.(2)	286,350	10,592
Raytheon Co.	216,300	12,450
Republic Services, Inc.	562,282	16,492
USG Corp.(2)	300,860	8,445
Xylem, Inc.	454,300	12,311

		84,616

Materials—27.3%
Ball Corp.	288,300	12,902
Crown Holdings, Inc.(2)	425,270	15,654
Dow Chemical Co. (The)	373,000	12,055
FMC Corp.	147,120	8,610
International Paper Co.	380,770	15,170
Owens-Illinois, Inc.(2)	574,260	12,215
Packaging Corp. of America	239,050	9,196
Sealed Air Corp.	534,970	9,367
Weyerhaeuser Co.	186,850	5,198

		100,367

	SHARES	VALUE
Utilities—7.5%
Dominion Resources, Inc.	251,500	$13,028
ONEOK, Inc.	343,840	14,699

		27,727

TOTAL COMMON STOCKS (Identified Cost $291,056)		353,486

TOTAL LONG TERM INVESTMENTS—96.0% (Identified cost $291,056)		353,486

SHORT-TERM INVESTMENTS—4.9%
Money Market Mutual Funds—4.9%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	17,946,480	17,946

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $17,946)		17,946

TOTAL INVESTMENTS—100.9% (Identified Cost $309,002)		371,432	(1)
Other assets and liabilities, net—(0.9)%		(3,446)

NET ASSETS—100.0%		$367,986

Abbreviations:

ADR	American Depositary Receipt
plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Bermuda	3
Netherlands	3
United Kingdom	3

Total	100%

† % of total investments as of December 31, 2012

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$353,486	$353,486
Short-Term Investments	17,946	17,946

Total Investments	$371,432	$371,432

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.5%
Consumer Discretionary—15.2%
Genuine Parts Co.	25,800	$1,640
Lowe’s Cos., Inc.	55,800	1,982
Mattel, Inc.	67,800	2,483
Omnicom Group, Inc.	28,800	1,439
TJX Cos., Inc.	58,400	2,479
VF Corp.	14,100	2,129

		12,152

Consumer Staples—12.2%
Coca-Cola Co. (The)	54,700	1,983
Diageo plc Sponsored ADR	19,800	2,308
Heinz (H.J.) Co.	45,300	2,613
Hormel Foods Corp.	38,200	1,192
Kimberly-Clark Corp.	20,000	1,689

		9,785

Energy—9.6%
Apache Corp.	25,300	1,986
CVR Energy, Inc.(2)(3)	22,600	0
Exxon Mobil Corp.	30,100	2,605
National Oilwell Varco, Inc.	44,900	3,069

		7,660

Financials—20.9%
American Express Co.	45,500	2,615
Digital Realty Trust, Inc.	34,800	2,363
Franklin Resources, Inc.	22,800	2,866
PNC Financial Services Group, Inc.	55,100	3,213
Travelers Cos., Inc. (The)	48,100	3,454
U.S. Bancorp	70,200	2,242

		16,753

Health Care—8.1%
Baxter International, Inc.	31,200	2,080
Johnson & Johnson	36,000	2,523
Novartis AG ADR	30,300	1,918

		6,521

Industrials—10.8%
3M Co.	30,100	2,795
Deere & Co.	17,800	1,538
Emerson Electric Co.	28,500	1,510

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	22,400	$2,816

		8,659

Information Technology—8.1%
Apple, Inc.	5,700	3,038
International Business Machines Corp.	12,000	2,299
Microchip Technology, Inc.	35,000	1,141

		6,478

Materials—5.7%
International Flavors & Fragrances, Inc.	32,600	2,169
PPG Industries, Inc.	17,800	2,409

		4,578

Utilities—4.9%
AGL Resources, Inc.	71,700	2,866
Questar Corp.	55,300	1,093

		3,959

TOTAL COMMON STOCKS (Identified Cost $65,182)		76,545

TOTAL LONG TERM INVESTMENTS—95.5% (Identified cost $65,182)		76,545

TOTAL INVESTMENTS—95.5% (Identified Cost $65,182)		76,545	(1)
Other assets and liabilities, net—4.5%		3,609

NET ASSETS—100.0%		$80,154

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(3)	Illiquid security.

1

Virtus Quality Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Switzerland	3
United Kingdom	3

Total	100%

†	% of total investments as of December 31, 2012

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$76,545	$76,545	$0	*

Total Investments	$76,545	$76,545	$0	*

There are no Level 2 (significant observable inputs) priced securities.

*	Includes internally fair valued security currently priced at zero ($0).

Virtus Quality Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%
Consumer Discretionary—9.4%
Hillenbrand, Inc.	355,978	$8,049
John Wiley & Sons, Inc. Class A	218,522	8,507
Thor Industries, Inc.	96,000	3,593

		20,149

Consumer Staples—7.8%
National Beverage Corp.(2)	439,304	6,410
WD-40 Co.	216,754	10,211

		16,621

Energy—7.1%
CARBO Ceramics, Inc.	49,896	3,909
World Fuel Services Corp.	275,203	11,330

		15,239

Financials—19.7%
Eaton Vance Corp.	278,491	8,870
EPR Properties	122,072	5,629
First Cash Financial Services, Inc.(2)	221,800	11,006
RLI Corp.	153,356	9,916
Westamerica Bancorp	159,668	6,800

		42,221

Health Care—4.7%
Owens & Minor, Inc.	302,138	8,614
Young Innovations, Inc.	36,156	1,425

		10,039

Industrials—19.2%
CLARCOR, Inc.	161,061	7,695
Corporate Executive Board Co. (The)	160,782	7,631
Graco, Inc.	191,467	9,858
Landstar System, Inc.	197,728	10,373
Lincoln Electric Holdings, Inc.	113,614	5,531

		41,088

Information Technology—27.3%
ADTRAN, Inc.	304,855	5,957
Badger Meter, Inc.	165,200	7,832
Cabot Microelectronics Corp.(2)	183,600	6,520
Cass Information Systems, Inc.	233,519	9,855
Cognex Corp.	121,928	4,489
Computer Services, Inc.	170,004	4,845
Jack Henry & Associates, Inc.	264,850	10,398

	SHARES	VALUE
Information Technology—(continued)
Syntel, Inc.(2)	156,543	$8,389

		58,285

Materials—2.1%
Balchem Corp.	122,536	4,460

TOTAL COMMON STOCKS (Identified Cost $160,726)		208,102

TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $160,726)		208,102

SHORT-TERM INVESTMENTS—2.8%
Money Market Mutual Funds—2.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	5,887,951	5,888

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,888)		5,888

TOTAL INVESTMENTS—100.1% (Identified Cost $166,614)		213,990	(1)
Other assets and liabilities, net—(0.1)%		(221)

NET ASSETS—100.0%		$213,769

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$208,102	$208,102
Short-Term Investments	5,888	5,888

Total Investments	$213,990	$213,990

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—90.7%
Consumer Discretionary—6.4%
Pool Corp.	257,550	$10,900
Steiner Leisure Ltd.	106,912	5,152

		16,052

Energy—1.0%
RPC, Inc.	205,000	2,509

Financials—12.5%
Brown & Brown, Inc.	339,200	8,636
Cohen & Steers, Inc.	200,211	6,100
Federated Investors, Inc. Class B	269,779	5,458
RLI Corp.	171,500	11,089

		31,283

Health Care—21.8%
Abaxis, Inc.(2)	255,700	9,486
Computer Programs & Systems, Inc.	228,000	11,477
Haemonetics Corp.(2)	266,500	10,884
Owens & Minor, Inc.	415,300	11,840
Techne Corp.	157,500	10,764

		54,451

Industrials—25.5%
Advisory Board Co. (The)(2)	61,664	2,885
Copart, Inc.(2)	364,000	10,738
Exponent, Inc.(2)	208,200	11,624
Landstar System, Inc.	185,800	9,747
Lincoln Electric Holdings, Inc.	140,900	6,859
RBC Bearings, Inc.(2)	120,048	6,011
Rollins, Inc.	212,400	4,681
Toro Co. (The)	260,400	11,192

		63,737

Information Technology—20.9%
ANSYS, Inc.(2)	163,038	10,979
Blackbaud, Inc.	228,954	5,227
Cabot Microelectronics Corp.(2)	103,949	3,691
FactSet Research Systems, Inc.	94,100	8,287
Hittite Microwave Corp.(2)	195,800	12,159
Jack Henry & Associates, Inc.	304,100	11,939

		52,282

Materials—2.6%
Aptargroup, Inc.	134,600	6,423

	SHARES	VALUE
TOTAL COMMON STOCKS (Identified Cost $195,639)		$226,737

TOTAL LONG TERM INVESTMENTS—90.7% (Identified cost $195,639)		226,737

SHORT-TERM INVESTMENTS—9.9%
Money Market Mutual Funds—9.9%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	24,837,526	24,838

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $24,838)		24,838

TOTAL INVESTMENTS—100.6% (Identified Cost $220,477)		251,575	(1)
Other assets and liabilities, net—(0.6)%		(1,600)

NET ASSETS—100.0%		$249,975

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$226,737	$226,737
Short-Term Investments	24,838	24,838

Total Investments	$251,575	$251,575

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Sustainable Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Consumer Discretionary—15.3%
Aaron’s, Inc.	52,600	$1,488
Hibbett Sports, Inc.(2)	51,000	2,688
Monro Muffler Brake, Inc.	86,100	3,011
Morningstar, Inc.	40,578	2,549
Pool Corp.	54,100	2,289

		12,025

Consumer Staples—7.0%
Chefs’ Warehouse, Inc. (The)(2)	257,000	4,063
PriceSmart, Inc.	18,800	1,449

		5,512

Financials—6.6%
Cohen & Steers, Inc.	66,400	2,023
Financial Engines, Inc.(2)	115,451	3,204

		5,227

Health Care—20.3%
Abaxis, Inc.(2)	90,700	3,365
National Research Corp.	95,056	5,152
Sequenom, Inc.(2)	6,974	33
Sirona Dental Systems, Inc.(2)	63,200	4,074
Techne Corp.	49,800	3,403

		16,027

Industrials—12.0%
AAON, Inc.	132,100	2,757
Copart, Inc.(2)	119,200	3,516
Heartland Express, Inc.	86,200	1,127
HEICO Corp. Class A	37,787	1,208
Omega Flex, Inc.(2)	69,400	858

		9,466

Information Technology—37.2%
ANSYS, Inc.(2)	34,500	2,323
Blackbaud, Inc.	51,500	1,176
ClickSoftware Technologies Ltd.	207,354	1,744
FactSet Research Systems, Inc.	8,400	740
FLIR Systems, Inc.	187,500	4,183
Forrester Research, Inc.	77,000	2,064
Hittite Microwave Corp.(2)	94,800	5,887
MercadoLibre, Inc.	50,800	3,991
Mesa Laboratories, Inc.	18,100	907
NVE Corp.(2)	65,200	3,618

	SHARES	VALUE
Information Technology—(continued)
ScanSource, Inc.(2)	84,800	$2,694

		29,327

TOTAL COMMON STOCKS (Identified Cost $61,957)		77,584

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $61,957)		77,584

SHORT-TERM INVESTMENTS—2.0%
Money Market Mutual Funds—2.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	1,582,228	1,582

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,582)		1,582

TOTAL INVESTMENTS—100.4% (Identified Cost $63,539)		79,166	(1)
Other assets and liabilities, net—(0.4)%		(345)

NET ASSETS—100.0%		$78,821

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$77,584	$77,584
Short-Term Investments	1,582	1,582

Total Investments	$79,166	$79,166

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Consumer Discretionary—14.5%
Bed Bath & Beyond, Inc.(2)	173,330	$9,691
Coach, Inc.	97,050	5,387
McDonald’s Corp.	83,970	7,407
NIKE, Inc. Class B	197,310	10,181
priceline.com, Inc.(2)	13,430	8,343
Ross Stores, Inc.	135,340	7,329
Starbucks Corp.	107,250	5,751

		54,089

Consumer Staples—12.4%
Coca-Cola Co. (The)	391,940	14,208
Colgate-Palmolive Co.	113,790	11,896
Costco Wholesale Corp.	119,180	11,771
Lorillard, Inc.	73,150	8,534

		46,409

Energy—7.0%
Core Laboratories N.V.	56,020	6,123
National Oilwell Varco, Inc.	149,200	10,198
Schlumberger Ltd.	140,290	9,721

		26,042

Financials—3.2%
T. Rowe Price Group, Inc.	186,320	12,135

Health Care—7.2%
Intuitive Surgical, Inc.(2)	23,180	11,367
Perrigo Co.	65,030	6,765
Waters Corp.(2)	102,400	8,921

		27,053

Industrials—17.2%
Danaher Corp.	133,900	7,485
Emerson Electric Co.	191,170	10,125
Expeditors International of Washington, Inc.	191,510	7,574
Fastenal Co.	178,630	8,340
MSC Industrial Direct Co., Inc. Class A	93,000	7,010
Precision Castparts Corp.	38,390	7,272
Robinson (C.H.) Worldwide, Inc.	130,850	8,272
Roper Industries, Inc.	75,840	8,455

		64,533

Information Technology—32.5%
Accenture plc Class A	127,180	8,457

	SHARES	VALUE
Information Technology—(continued)
Amphenol Corp. Class A	196,020	$12,683
ANSYS, Inc.(2)	167,790	11,299
Apple, Inc.	45,940	24,487
MICROS Systems, Inc.(2)	93,200	3,955
Oracle Corp.	323,860	10,791
QUALCOMM, Inc.	257,710	15,983
Teradata Corp.(2)	99,810	6,177
Visa, Inc. Class A	106,660	16,168
Xilinx, Inc.	318,650	11,440

		121,440

Materials—5.1%
Praxair, Inc.	100,840	11,037
Sigma-Aldrich Corp.	107,590	7,917

		18,954

TOTAL COMMON STOCKS (Identified Cost $300,893)		370,655

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $300,893)		370,655

SHORT-TERM INVESTMENTS—1.2%
Money Market Mutual Funds—1.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	4,555,215	4,555

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,555)		4,555

TOTAL INVESTMENTS—100.3% (Identified Cost $305,448)		375,210	(1)
Other assets and liabilities, net—(0.3)%		(1,043)

NET ASSETS—100.0%		$374,167

Abbreviations:

plc	Public Limited Co.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$370,655	$370,655
Short-Term Investments	4,555	4,555

Total Investments	$375,210	$375,210

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.1%
U.S. Treasury Note 1.625%, 11/15/22	$100		$99

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $99)			99

FOREIGN GOVERNMENT SECURITIES—4.4%
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	220		211
RegS 7.000%, 12/1/18(5)	85		80
RegS 12.750%, 8/23/22(5)	95		111
9.375%, 1/13/34	245		244
Commonwealth of Australia Series 118, 6.500%, 5/15/13	510	AUD	537
Commonwealth of Canada 1.750%, 3/1/13	765	CAD	770
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	550	NZD	460
Federative Republic of Brazil
12.500%, 1/5/16	255	BRL	153
8.500%, 1/5/24	1,140	BRL	678
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	200		201
Kingdom of Norway Series 470, 6.500%, 5/15/13	2,875	NOK	526
Kingdom of Spain 5.850%, 1/31/22	90	EUR	124
Mongolia 144A 5.125%, 12/5/22(4)	200		197
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	190		165
PIK Interest Capitalization 5.770%, 12/31/33(3)	438		315
Republic of Colombia
12.000%, 10/22/15	285,000	COP	196
4.375%, 3/21/23	386,000	COP	218
Republic of Croatia 144A 6.375%, 3/24/21(4)	215		244
Republic of Iceland 144A 5.875%, 5/11/22(4)	240		268
Republic of Peru
144A 7.840%, 8/12/20(4)	220	PEN	109
RegS 6.900%, 8/12/37(5)	335	PEN	167
Republic of Serbia 144A 5.250%, 11/21/17(4)	200		208
Republic of Slovenia 144A 5.500%, 10/26/22(4)	200		210
Republic of South Africa Series R206 7.500%, 1/15/14	2,600	ZAR	314
Republic of Turkey 9.000%, 3/5/14	1,005	TRY	582
United Mexican States
Series M, 6.000%, 6/18/15	4,715	MXN	375

	PAR VALUE		VALUE
Series M, 6.500%, 6/9/22	$5,975	MXN	$500

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,842)			8,163

MORTGAGE-BACKED SECURITIES—4.5%
Agency—0.1%
FNMA 99-M2, B 6.634%, 3/25/29(3)	156		179

Non-Agency—4.4%
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-3, AJ 4.767%, 7/10/43(3)	150		151
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 07-3, A4 5.685%, 6/10/49(3)	295		342
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(3)	150		165
06-PW13, AM 5.582%, 9/11/41(3)	375		419
05-PWR9, A4B 4.943%, 9/11/42	500		540
07-T28, A3 5.793%, 9/11/42	397		410
Chase Mortgage Finance Corp. 07-A1, 10A1 3.072%, 2/25/37(3)	187		186
Countrywide Home Loan Mortgage Pass-Through-Trust 02-R2, 1M 144A 5.750%, 7/25/33(4)	95		80
Credit Suisse Mortgage Capital Certificates
06-C1, A3 5.587%, 2/15/39(3)	29		30
06-C5, A3 5.311%, 12/15/39	330		375
Goldman Sachs Mortgage Pass - Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	305		327
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.789%, 8/10/45(3)	50		58
GSR Mortgage Loan Trust 05-AR4, 6A1 5.250%, 7/25/35(3)	313		311
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	350		387
06-LDP9, A3 5.336%, 5/15/47	185		212
07-CB18, A3 5.447%, 6/12/47	278		287
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	113		135
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	226		235
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	375		418

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Morgan Stanley Capital I
07-T27, A4 5.820%, 6/11/42(3)	$490	$580
05-IQ10, A4B 5.284%, 9/15/42(3)	365	403
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	205	205
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	333	350
04-R3, A1 144A 6.500%, 2/25/35(4)	173	180
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	226	222
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	304	296
Structured Asset Securities Corp. 02-AL1, A3 3.450%, 2/25/32	183	182
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	200	197
Wachovia Bank Commercial Mortgage Trust 07-C30, A5 5.342%, 12/15/43	370	424
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.287%, 11/23/43(3)(4)	191	188

		8,295

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,959)		8,474

ASSET-BACKED SECURITIES—1.6%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	245	209
AmeriCredit Automobile Receivables Trust
12-3, D 3.030%, 7/9/18	188	192
12-3, E, 144A 4.460%, 11/8/19(4)	188	199
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37(3)	313	313
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35(3)	190	180
05-12, 1A4 5.323%, 2/25/36(3)	350	344
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	189	150
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	120	122
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	266	267
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	189	198
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(3)	148	157

	PAR VALUE		VALUE
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33(3)	$229		$234
06-H11, M1 6.010%, 2/25/36(3)	160		160
07-HI1, A3 5.720%, 3/25/37	195		195
Terwin Mortgage Trust 04-15AL, A1 144A 5.797%, 7/25/34(3)(4)	107		102

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,905)			3,022

CORPORATE BONDS AND NOTES—22.3%
Consumer Discretionary—1.4%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	195		199
Ameristar Casinos, Inc. 7.500%, 4/15/21	75		82
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	285	BRL	149
Boyd Gaming Corp. 144A 9.000%, 7/1/20(4)	150		148
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	175		180
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	100		108
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	43		40
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(4)	50		52
144A 6.500%, 11/15/22(4)	140		146
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	75		86
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	125		132
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	205		213
MGM Resorts International 144A 6.750%, 10/1/20(4)	205		210
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	235		240
Petco Holdings, Inc. PIK Interest Capitalization 144A 8.500%, 10/15/17(3)(4)	90		93
QVC, Inc. 144A 5.125%, 7/2/22(4)	310		325
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	205		205
Wyndham Worldwide Corp. 6.000%, 12/1/16	2		2

			2,610

Consumer Staples—0.1%
Flowers Foods, Inc. 4.375%, 4/1/22	170		174

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—3.7%
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(4)	$80	$83
Bill Barrett Corp. 7.625%, 10/1/19	190	201
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	330	344
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	195	212
Chesapeake Energy Corp. 6.775%, 3/15/19	220	221
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	190	204
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	15	16
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(4)	210	217
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	80	85
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	135	142
Frontier Oil Corp. 6.875%, 11/15/18	180	194
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	185	191
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	155	165
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	195	211
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	190	232
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	150	155
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	225	204
Parker Drilling Co. 9.125%, 4/1/18	245	263
PDC Energy, Inc. 144A 7.750%, 10/15/22	160	165
Petrobras International Finance Co. 5.375%, 1/27/21	180	202
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	215	206
RegS 8.500%, 11/2/17(5)	950	940
Petroleos Mexicanos 6.500%, 6/2/41	355	446
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	308	313
QEP Resources, Inc. 6.875%, 3/1/21	150	174
Quicksilver Resources, Inc. 7.125%, 4/1/16	215	173
Rowan Cos., Inc. 4.875%, 6/1/22	180	195
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	260	285
Venoco, Inc. 11.500%, 10/1/17	145	153
Williams Cos., Inc. (The) 3.700%, 1/15/23	140	141

	PAR VALUE	VALUE
Energy—(continued)
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	$200	$210

		6,943

Financials—9.0%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	155	161
Air Lease Corp. 5.625%, 4/1/17	205	218
Aircastle Ltd. 7.625%, 4/15/20	170	191
Akbank TAS 144A 3.875%, 10/24/17(4)	255	262
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(9)	205	230
Ally Financial, Inc. 0.000%, 6/15/15	280	254
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200	233
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	225	233
American International Group, Inc. 4.875%, 6/1/22	225	257
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(4)	190	194
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	185	203
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	200	222
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	200	218
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	200	221
Banco do Brasil S.A. RegS 5.375%, 1/15/21(5)	250	269
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	190	208
Banco Santander Chile 144A 3.875%, 9/20/22(4)	195	200
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	195	218
Bancolombia SA 5.125%, 9/11/22	215	224
Bank of America Corp. 5.750%, 8/15/16	190	208
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	203
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	235	247
Capital One Capital IV 8.875%, 5/15/40(6)	150	150
Chubb Corp. (The) 6.375%, 3/29/67(3)	165	180
Citigroup, Inc. 5.000%, 9/15/14	285	300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A 11.000%, (3)(4)(10)	195	264
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	200	202
E*TRADE Financial Corp. 6.375%, 11/15/19	190	196

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	$200	$207
Fidelity National Financial, Inc. 5.500%, 9/1/22	50	55
First Niagara Financial Group, Inc.
6.750%, 3/19/20	55	65
7.250%, 12/15/21	200	238
Ford Motor Credit Co. LLC 5.750%, 2/1/21	175	202
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	365	435
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	190	200
Genworth Financial, Inc. 7.625%, 9/24/21	75	83
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	130	131
HDTFS, Inc. 144A 5.875%, 10/15/20(4)	180	189
Highwoods Realty LP 3.625%, 1/15/23	190	186
Hutchison Whampoa International Ltd. Series 12 144A 6.000%,(3)(4)(6)(10)	250	265
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	230	249
International Lease Finance Corp. 6.250%, 5/15/19	200	214
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	200	205
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200	251
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	225	226
Korea Development Bank 3.500%, 8/22/17	300	321
Legg Mason, Inc. 144A 6.000%, 5/21/19(4)	195	210
Linn Energy LLC ( Linn Energy Finance Corp.) 6.500%, 5/15/19	150	152
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	265	294
Morgan Stanley 6.625%, 4/1/18	245	289
Nordea Bank AB 144A 4.250%, 9/21/22(4)	240	247
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(9)	200	201
PKO Finance AB 144A 4.630%, 9/26/22(4)(9)	240	253
Progressive Corp. (The) 6.700%, 6/15/37(3)	305	329
Prudential Financial, Inc. 5.875%, 9/15/42(3)	400	420
QGOG Constellation SA 144A 6.250%, 11/9/19	200	209
Regions Bank 7.500%, 5/15/18	250	302
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	279
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(10)	200	215

	PAR VALUE	VALUE
Financials—(continued)
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	$170	$197
Royal Bank of Scotland plc (The) 4.375%, 3/16/16	145	157
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	175	188
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	210	211
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(9)	400	457
144A 5.125%, 10/29/22(4)(9)	290	295
Shinhan Bank 144A 4.375%, 7/27/17(4)	200	220
SLM Corp. 4.625%, 9/25/17	165	169
Telecom Italia Capital SA 7.175%, 6/18/19	250	290
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	235	239
United Rentals North America, Inc. 144A 7.375%, 5/15/20(4)	190	209
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(4)	150	163
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(9)	200	216
Willis Group Holdings plc 5.750%, 3/15/21	205	233
Zions Bancorp 4.500%, 3/27/17	155	162

		16,694

Health Care—0.5%
Community Health Systems, Inc. (CHS) 7.125%, 7/15/20	70	75
HCA, Inc. 6.500%, 2/15/20	270	304
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	40	40
Symbion, Inc. 8.000%, 6/15/16	160	166
Tenet Healthcare Corp. 6.250%, 11/1/18	85	94
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(4)	190	209

		888

Industrials—3.4%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	200	205
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	273	292
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	235	268
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(4)	175	179
CHC Helicopter SA 9.250%, 10/15/20	220	233

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Continental Airlines Pass-Through-Trust
00-1, A-1 8.048%, 11/1/20	$133	$151
01-A1 6.703%, 6/15/21	258	281
Deluxe Corp. 7.000%, 3/15/19	190	202
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	117
Embraer SA 5.150%, 6/15/22	230	252
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	95	93
Hexion U.S. Finance Corp. 6.625%, 4/15/20	40	41
Iron Mountain, Inc. 5.750%, 8/15/24	330	336
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	200	220
Masco Corp. 5.950%, 3/15/22	375	415
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	268	285
02-1, G2 6.264%, 11/20/21	246	260
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	190	191
Spirit Aerosystems, Inc. 6.750%, 12/15/20	180	193
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	210	214
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	253	279
01-1G 7.076%, 3/20/21	144	150
11-1 A 7.125%, 10/22/23	354	398
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	279	323
07-01A 6.636%, 7/2/22	212	228
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	260	305
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) Series B, 9.750%, 2/15/17	165	172

		6,283

Information Technology—0.3%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	200	204
EarthLink, Inc. 8.875%, 5/15/19	130	137
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(3)(4)	45	45
NCR Corp. 144A 4.625%, 2/15/21(4)	190	191
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	45	46
Tech Data Corp. 3.750%, 9/21/17	20	20

		643

	PAR VALUE		VALUE
Materials—2.4%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	$265		$276
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	270		295
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	185		202
Cascades, Inc. 7.875%, 1/15/20	300		321
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	200		224
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70		71
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)	125		128
Ineos Finance plc 144A 8.375%, 2/15/19(4)	150		162
JMC Steel Group 144A 8.250%, 3/15/18(4)	155		163
Methanex Corp. 3.250%, 12/15/19	190		191
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	225		242
NewMarket Corp. 144A 4.100%, 12/15/22	200		204
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	200		210
Pactiv LLC 8.125%, 6/15/17	430		431
PTT Global Chemical pcl 144A 4.250%, 9/19/22(4)	200		207
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	260		258
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	45		49
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(4)(9)	280		301
United States Steel Corp. 7.500%, 3/15/22	225		238
Vale Overseas Ltd. 4.375%, 1/11/22	225		240

			4,413

Telecommunication Services—1.0%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	159
CenturyLink, Inc. Series S, 6.450%, 6/15/21	150		166
Cincinnati Bell, Inc. 8.375%, 10/15/20	185		201
Frontier Communications Corp. 7.125%, 1/15/23	190		202
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	150		157
Sprint Nextel Corp. 6.000%, 11/15/22	240		248
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	125		133
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	125		130
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	225		237
Windstream Corp.
8.125%, 9/1/18	45		50
7.000%, 3/15/19	120		123

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—(continued)
7.750%, 10/15/20	$105		$114

			1,920

Utilities—0.5%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	190		204
7.000%, 5/20/22	125		140
Covanta Holding Corp. 6.375%, 10/1/22	275		300
NRG Energy, Inc.
7.625%, 5/15/19	170		183
144A 6.625%, 3/15/23(4)	5		5

			832

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $39,102)			41,400

LOAN AGREEMENTS(3)—7.1%
Consumer Discretionary—2.0%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	40		41
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	74		75
Tranche B-6, 9.500%, 1/28/18	105		94
Cengage Learning Acquisitions, Inc. 2.720%, 7/3/14	222		176
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	117		119
Clear Channel Communications, Inc.
Tranche A, 3.612%, 7/30/14	63		61
Tranche B, 3.612%, 1/29/16	144		119
Cumulus Media Holdings, Inc.
7.500%, 9/16/18	119		119
Second Lien, 7.500%, 9/16/19	195		202
EB Sports Corp. 5.000%, 12/31/15	115		115
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	166		167
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	155		147
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	187	CAD	187
Granite Broadcasting Corp. Tranche B First Lien, 8.500%, 5/23/18	123		124
HD Supply, Inc. 7.250%, 10/12/17	229		236

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	$165	$168
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	283	287
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/31/19	20	20
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	159	156
Radio One, Inc. 7.500%, 3/31/16	202	206
Sequa Automotive Group 5.250%, 11/15/18	115	115
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	125	127
SRAM LLC Second Lien, 8.500%, 12/7/18	185	188
TI Group Automotive Systems LLC 6.750%, 3/14/18	137	139
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	77	78
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	304	277

		3,743

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	23	23
Second Lien, 5.750%, 10/10/17	130	133
Supervalu, Inc. 8.000%, 8/30/18	284	288

		444

Energy—0.4%
Chesapeake Energy Corp. 5.750%, 12/2/17	190	191
Frac Tech International LLC 8.500%, 5/6/16	241	201
NGPL Pipeco LLC 6.750%, 9/15/17	132	135
Samson Investment Co. Second Lien, 6.000%, 9/25/18	143	145

		672

Financials—0.5%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	69	71
iPayment, Inc . 5.750%, 5/8/17	120	120
iStar Financial, Inc. 5.750%, 10/15/17	198	200
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	125	128
Ocwen Financial Corp. 7.000%, 9/1/16	84	85

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Springleaf Financial Funding Co. (American General Finance Corp.) 5.250%, 5/10/17	$250	$249
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	115	116

		969

Health Care—0.7%
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	164	165
Ardent Medical Services, Inc.
7.250%, 11/2/18	52	53
7.250%, 11/21/18	65	66
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	67	67
Houghton International, Inc.
First Lien 10.500%, 7/30/19	170	172
Second Lien, 10.500%, 12/17/20	115	114
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	110	107
MModal, Inc. Tranche B, 6.750%, 8/16/19	234	226
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	49	49
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	163	160
Pharmaceutical Research Associates, Inc. 6.250%, 12/10/17(11)	120	120

		1,299

Industrials—0.9%
Alliance Laundry Systems LLC
First Lien 5.500%, 12/10/18	155	156
Second Lien, 5.500%, 12/10/19	21	21
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	22	22
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	200	202
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1 First Lien, 6.250%, 10/23/18	93	92
Brand Energy & Infrastructure Services, Inc. Tranche B-1 6.250%, 10/23/19	80	79
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	115	115
Second Lien, 5.000%, 11/19/20	36	36
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	62	63

	PAR VALUE	VALUE
Industrials—(continued)
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.462%, 6/30/17	$149	$139
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	110	111
McJunkin Red Man Corp. 6.250%, 11/8/19(11)	143	144
Silver II Borrower S.C.A. (Silver US Holdings, LLC) 5.000%, 12/13/19(11)	150	152
Zuffa LLC 7.500%, 6/19/15	297	299

		1,631

Information Technology—1.6%
Avaya, Inc. Tranche B-3, 4.812%, 10/26/17	297	263
Blue Coat Systems, Inc. 5.750%, 2/15/18	185	186
CCC Information Services Group, Inc. 0.000%, 12/31/19(11)	80	81
Deltek, Inc.
First Lien, 10.000%, 10/10/18	160	162
Second Lien, 10.000%, 10/10/19	23	23
DynCorp International, Inc. 6.250%, 7/7/16	112	112
First Data Corp. 5.212%, 3/24/17	225	222
Freescale Semiconductor, Inc. Tranche B-1, 4.463%, 12/1/16	200	196
Go Daddy Operating Co. LLC Tranche B-1, 5.500%, 12/17/18	150	150
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	214	210
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	149	150
Tranche B-3 6.500%, 8/7/17	41	41
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	159	161
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	209	207
RP Crown Parent LLC 0.000%, 12/14/17(11)	61	61
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(11)	102	103
Spansion LLC 5.250%, 12/13/18	60	61
SRA International, Inc. 6.500%, 7/20/18	157	148
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D 6.500%, 12/31/19	20	20
Veyance Technologies, Inc. Second Lien, 5.960%, 7/31/15	175	170

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Wall Street Systems Holdings, Inc.
First Lien, 9.250%, 10/25/19	$80	$80
Second Lien, 9.250%, 10/25/20	82	82
Zayo Group LLC (Zayo Capital, Inc.) 5.250%, 7/2/19	123	125

		3,014

Materials—0.7%
AZ Chem US, Inc. 7.250%, 12/22/17	103	104
CPG International I, Inc. 5.750%, 9/21/19	66	66
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	329	327
Fortescue Metals Group Ltd. 0.000%, 10/18/17(11)	67	68
Kronos, Inc.
First Lien, 5.500%, 10/30/19	38	39
Second Lien, 5.500%, 4/30/20	120	120
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	199	200
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	205	200
United Central Industrial Supply Co. LLC (UCIS Acquisition) Tranche B, 7.500%, 10/12/18	155	150

		1,274

Telecommunication Services—0.1%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	120	122

TOTAL LOAN AGREEMENTS (Identified Cost $13,128)		13,168

	SHARES	VALUE
PREFERRED STOCK—0.4%
Financials—0.4%
Citigroup Capital XVII Series E 6.350%(3)	5,940	149
General Electric Capital Corp. Series B 6.25%(3)	200,000	218
JPMorgan Chase & Co. Series 1 7.90%(3)	139,000	157
U.S. Bancorp Series G 6.00%(3)	6,000	166

TOTAL PREFERRED STOCK (Identified Cost $636)		690

COMMON STOCKS—58.1%
Consumer Discretionary—9.5%
Amazon.com, Inc.(2)	5,000	1,256
Anheuser-Busch Inbev N.V.	5,300	463

	SHARES	VALUE
Consumer Discretionary—(continued)
AutoZone, Inc.(2)	4,800	$1,701
BMW Unsponsered ADR	16,300	531
Coach, Inc.	32,000	1,776
Comcast Corp. Class A(8)	57,000	2,131
DR Horton, Inc.	87,000	1,721
Ford Motor Co.	132,000	1,710
Goodyear Tire & Rubber Co. (The)(2)	128,000	1,768
Itouchu Corp. Unsponsored ADR	17,700	375
Lululemon Athletica, Inc.(2)	18,000	1,372
Swatch Group AG / The	14,950	380
Tata Motors Ltd. Sponsored ADR	13,450	386
Yum! Brands, Inc.	33,000	2,191

		17,761

Consumer Staples—2.3%
Altria Group, Inc.	54,000	1,697
Compass Group PLC - ADR	42,850	513
PepsiCo, Inc.	25,000	1,711
Tesco plc Sponsored ADR	23,750	394

		4,315

Energy—7.8%
Chevron Corp.	16,000	1,730
China Petroleum & Chemical Corp. ADR	4,250	488
ConocoPhillips	15,000	870
Continental Resources, Inc.(2)	24,000	1,764
Schlumberger Ltd.	24,000	1,663
Seadrill Ltd.	11,900	438
SYNGENTA AG, ADR	6,000	485
Tullow Oil plc ADR	43,400	452
Valero Energy Corp.	51,000	1,740
Whiting Petroleum Corp.(2)	41,000	1,778
Williams Cos., Inc. (The)	53,000	1,735
WPX Energy, Inc.(2)	86,000	1,280

		14,423

Financials—9.7%
Aflac, Inc.	32,000	1,700
Aviva plc Sponsored ADR	41,750	518
Barclays plc Sponsored ADR	33,300	577
BB&T Corp.	73,000	2,125
BlackRock, Inc.	8,400	1,736
BNP Paribas ADR	19,950	583
Cheung Kong Holdings Unsponsored ADR	30,150	468
Credicorp Ltd. ADR	3,200	469

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
DBS Group Holdings, Sponsored ADR	10,150	$498
Goldman Sachs Group, Inc. (The)	13,000	1,658
Industrial & Commercial Bank of China Ltd. ADR	24,550	356
Intesa Sanpaolo Sponsored ADR	46,450	494
JPMorgan Chase & Co.	59,000	2,594
Lincoln National Corp.	66,000	1,709
Prudential plc ADR	15,500	443
U.S. Bancorp	66,000	2,108

		18,036

Health Care—6.7%
Abbott Laboratories	33,000	2,162
Astellas Pharma, Inc.	5,950	267
Biogen Idec, Inc.(2)	14,000	2,053
Express Scripts Holding Co.(2)	33,000	1,782
Gilead Sciences, Inc.(2)	30,000	2,203
Johnson & Johnson	25,000	1,753
Sanofi ADR	9,500	450
UnitedHealth Group, Inc.	32,000	1,736

		12,406

Industrials—6.9%
Alaska Air Group, Inc.(2)	19,000	819
Alstom SA ADR	98,650	394
Caterpillar, Inc.	19,000	1,702
Cummins, Inc.	20,000	2,167
Deere & Co.	20,000	1,728
Fanuc Corp. ADR	19,250	598
Hutchison Whampoa Ltd. ADR	21,350	452
Komatsu Ltd. ADR	10,250	263
Nitto Denko Corp. ADR	13,900	345
Randgold Resources Ltd. ADR	4,600	457
Robinson (C.H.) Worldwide, Inc.	14,000	885
Shin-Etsu Chemical Co. Ltd. ADR	30,550	464
Union Pacific Corp.	14,000	1,760
United Continental Holdings, Inc.(2)	36,000	842

		12,876

Information Technology—10.3%
Apple, Inc.	8,200	4,371
Citrix Systems, Inc.(2)	26,000	1,709
EMC Corp.(2)	67,000	1,695
Google, Inc. Class A(2)	2,400	1,702
International Business Machines Corp.	4,000	766
MasterCard, Inc. Class A	4,400	2,162

	SHARES	VALUE
Information Technology—(continued)
QUALCOMM, Inc.	41,000	$2,543
SAP AG ADR	6,650	535
VeriSign, Inc.(2)	47,000	1,825
Visa, Inc. Class A(8)	12,000	1,819

		19,127

Materials—3.5%
CF Industries Holdings, Inc.	6,300	1,280
Du Pont (E.I.) de Nemours & Co.	38,000	1,709
Freeport-McMoRan Copper & Gold, Inc.	51,000	1,744
Monsanto Co.	13,000	1,230
Rio Tinto plc ADR	8,900	517

		6,480

Telecommunication Services—1.2%
KDDI Corp., ADR	23,950	422
Verizon Communications, Inc.	40,000	1,731

		2,153

Utilities—0.2%
Huaneng Power International, Inc. ADR	10,000	371

TOTAL COMMON STOCKS (Identified Cost $87,159)		107,948

TOTAL LONG TERM INVESTMENTS—98.5% (Identified cost $158,830)		182,964

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	2,644,986	2,645

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,645)		2,645

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—99.9% (Identified Cost $161,475)		185,609

WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
Comcast Corp., expiring 01/19/13 strike price $38.00	570	(24)
Visa, Inc.,expiring 03/31/13 strike price $155.00	92	(40)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $83)		(64)

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.8% (Identified Cost $161,392)	185,545	(1)
Other assets and liabilities, net—0.2%	318

NET ASSETS—100.0%	$185,863

Abbreviations:

ADR	American Depositary Receipt
ADS	American Depositary Share
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $23,393 or 12.6% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	Illiquid security.
(8)	All or a portion segregated as collateral for written options.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	No contractual maturity date.
(11)	This loan will settle after December 31, 2012, at which time the rate will be determined.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
ZAR	South African Rand

Virtus Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	77%
Brazil	2
United Kingdom	2
Canada	1
Luxembourg	1
Mexico	1
Other	16

Total	100%

†	% of total investments as of December 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$3,022	$—	$3,022
Corporate Bonds And Notes	41,400	—	41,400
Foreign Government Securities	8,163	—	8,163
Loan Agreements	13,168	—	13,168
Mortgage-Backed Securities	8,474	—	8,474
U.S. Government Securities	99	—	99
Equity Securities:
Preferred Stock	690	166	524
Common Stocks	107,948	107,948	—
Short-Term Investments	2,645	2,645	—
Written Options	(64)	(64)	—

Total Investments	$185,545	$110,695	$74,850

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Funds. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are reviewed by the Board of Trustees at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Derivative Financial Instruments

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are specific types of derivative instruments used by certain Funds.

Options contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED) (CONTINUED)

options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. The Fund utilizes futures in an effort to optimize performance by managing interest rate risk. This permits the portfolio manager to assemble the portfolio believed to be most attractive while mitigating vulnerability to changes in market interest rates. The potential risks to the Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs.

C. Credit Risk

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

NOTE 2—FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At December 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Balanced Fund - Investments	$518,389	$72,583	($2,615)	$69,968
- Written Options	(242)	55	—	55
Growth & Income Fund - Investments	83,976	24,729	(4,626)	20,103
-Written Options	(105)	—	(38)	(38)
Mid-Cap Core Fund	1,959	217	(61)	156
Mid-Cap Growth Fund	73,191	10,266	(5,310)	4,956
Mid-Cap Value Fund	306,319	78,204	(47,133)	31,071
Quality Large-Cap Value Fund	35,728	7,503	(558)	6,945

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED) (CONTINUED)

Quality Small-Cap Fund	227,981	61,592	(5,323)	56,269
Small-Cap Core Fund	143,388	34,972	(3,479)	31,493
Small-Cap Sustainable Growth Fund	92,041	14,858	(954)	13,904
Strategic Growth Fund	344,421	33,819	(2,290)	31,529
Tactical Allocation Fund - Investments	161,992	24,658	(1,075)	23,583
- Written Options	(83)	19	—	19

NOTE 3—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent event requires recognition or disclosure in the financial statements:

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Funds’ former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services, LLC.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	02/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	02/28/13

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	02/28/13

* Print the name and title of each signing officer under his or her signature.